SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Aug. 04, 2021	Aug. 27, 2021	Aug. 24, 2021	Aug. 23, 2021	Jul. 31, 2021
Subsequent Events [Abstract]
Debt Conversion, Converted Instrument, Amount	$ 14,600	$ 9,000	$ 7,449	$ 10,100	$ 232,057
Debt Conversion, Converted Instrument, Shares Issued	3,743,590	3,743,590	2,979,564	3,740,741	22,187,901